Asset Retirement Obligations (Details) - Sehedule of presents the activity for the AROs - Aria Energy LLC [Member] - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Asset Retirement Obligations (Details) - Sehedule of presents the activity for the AROs [Line Items]
Balance at beginning of period	$ 3,408	$ 6,536
Accretion expense	121	456	$ 361
Revision to estimated cash flows			253
Transfer to liabilities classified as held for sale		(3,584)
Settlement of asset retirement obligation			100
Balance at end of period	$ 3,529	$ 3,408	$ 6,536